Schedule of Investments (unaudited) November 30, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 1.7%

Tobacco — 1.7%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	$535	$551,852

Massachusetts — 125.1%

County/City/Special District/School District — 8.1%
City of Holyoke Massachusetts, Refunding GO, (SAW), 5.00%, 09/01/26	1,000	1,083,320
Commonwealth of Massachusetts Transportation Fund Revenue, Refunding RB, Series A, 5.00%, 06/01/21(a)	500	511,990
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(a)	1,000	1,041,850

		2,637,160

Education — 54.5%
Massachusetts Development Finance Agency, RB 5.00%, 10/01/46	500	554,560
5.00%, 07/01/47	550	593,631
5.00%, 10/01/48	200	194,008
Series A, 5.25%, 01/01/42	500	571,000
Series A, (AMBAC), 5.75%, 01/01/42	650	1,053,299
Series A, 5.00%, 01/01/47	1,000	1,118,260
Series B, 5.00%, 07/01/21(a)	500	513,995
Series J, 5.00%, 07/01/42	1,950	2,080,591
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	150	169,646
4.00%, 07/01/39	500	531,955
5.00%, 04/15/40	1,000	1,085,810
5.00%, 09/01/43	500	575,990
4.00%, 07/01/44	250	291,633
Series A, 5.00%, 10/01/35	250	284,600
Series P, 5.45%, 05/15/59	1,500	1,957,920
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,143,690
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	165	167,754
Massachusetts Health & Educational Facilities Authority, Refunding RB
Series M, 5.50%, 02/15/27	1,000	1,304,270
Series T-2, 5.00%, 10/01/32	500	540,655
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	1,285,828
University of Massachusetts Building Authority, RB, Series 1, 5.00%, 11/01/22(a)	500	545,770
University of Massachusetts Building Authority, Refunding RB, Series 1, Senior Lien, 5.00%, 11/01/50	1,000	1,272,130

		17,836,995

Health — 14.4%
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/21(a)	1,000	1,027,990
4.13%, 10/01/42(b)	550	546,287
4.00%, 12/01/42	485	524,110
5.00%, 12/01/42	525	595,224
Series A, 5.00%, 06/01/39	250	299,418
Series A, 5.00%, 07/01/44	250	296,055
Series A, 4.00%, 06/01/49	250	271,763

Security	Par (000)	Value

Health (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series A-2, 4.00%, 07/01/41	$100	$116,952
Series E, 4.00%, 07/01/38	500	541,410
Massachusetts Health & Educational Facilities Authority, RB, Series D, 5.00%, 07/01/39	500	501,425

		4,720,634

Housing — 9.5%
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, (FHA INS), 5.25%, 12/01/35	185	185,437
Series A, 3.80%, 12/01/43	500	546,830
Series C-1, 3.15%, 12/01/49	1,000	1,052,410
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	485	528,330
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (GNMA/FNMA/FHLMC), 2.95%, 12/01/44	750	792,337

		3,105,344

State — 22.7%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 07/01/45	1,000	1,182,930
Series G, 4.00%, 09/01/42	1,000	1,142,620
Massachusetts Bay Transportation Authority, Refunding RB
Series A, 5.25%, 07/01/29	730	1,002,049
Sub-Series A-2, 5.00%, 07/01/45	2,100	2,561,601
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(a)	500	558,530
Series A, 5.00%, 08/15/45	750	987,458

		7,435,188

Transportation — 15.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, RB, Series A, 5.00%, 06/15/22(a)	1,000	1,073,640
Massachusetts Port Authority, RB
Series A, AMT, 5.00%, 07/01/42	1,000	1,061,430
Series B, AMT, 5.00%, 07/01/45	1,750	2,024,260
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	1,000	1,025,930

		5,185,260

Total Municipal Bonds in Massachusetts		40,920,581

Puerto Rico — 7.4%

State — 5.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	113	122,377
Series A-1, Restructured, 5.00%, 07/01/58	747	821,640
Series A-2, Restructured, 4.33%, 07/01/40	150	159,786
Series A-2, Restructured, 4.54%, 07/01/53	500	534,645
Series A-2, Restructured, 4.78%, 07/01/58	168	181,806

		1,820,254

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	215	216,970

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Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	$115	$119,173
Series A, Senior Lien, 5.13%, 07/01/37	75	77,813
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	170	170,564

		367,550

Total Municipal Bonds in Puerto Rico		2,404,774

Total Municipal Bonds — 134.2% (Cost: $39,829,051)		43,877,207

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Massachusetts — 15.5%

Education — 3.1%
Massachusetts Development Finance Agency, RB, 4.00%, 09/01/49	1,000	1,024,540

Health — 1.5%
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	430	499,471

State — 10.9%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,001	1,132,190
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(d)	2,000	2,425,960

		3,558,150

Total Municipal Bonds in Massachusetts		5,082,161

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.5% (Cost: $4,739,207)		5,082,161

Total Long-Term Investments — 149.7% (Cost: $44,568,258)		48,959,368

Security	Shares	Value

Short-Term Securities

Money Market Funds — 14.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	4,650,103	$4,650,568

Total Short-Term Securities — 14.2% (Cost: $ 4,650,956)		4,650,568

Total Investments — 163.9% (Cost: $ 49,219,214)		53,609,936

Other Assets Less Liabilities — 1.3%		417,127

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.1)%		(2,966,539)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.1)%		(18,350,120)

Net Assets Applicable to Common Shares — 100.0%		$32,710,404

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2024, is $1,551,389.

(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,103,807	$1,547,230	(a)	$—	$(14)	$(455)	$4,650,568	4,650,103	$102	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$43,877,207	$—	$43,877,207
Municipal Bonds Transferred to Tender Option Bond Trusts	—	5,082,161	—	5,082,161
Short-Term Securities
Money Market Funds	4,650,568	—	—	4,650,568

	$4,650,568	$48,959,368	$—	$53,609,936

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,965,858)	$—	$(2,965,858)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(21,465,858)	$—	$(21,465,858)

Portfolio Abbreviation		Portfolio Abbreviation (continued)
AGC	Assured Guaranty Corp.	SAW	State Aid Withholding

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

FHA	Federal Housing Administration

GO	General Obligation Bonds

INS	Insured

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAP	Subject to Appropriations

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